                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kensico Capital Management

Address: 200 Park Ave.
         STE 3300
         NY, NY 10017


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anna Warshawsky
Title:   Account Manager
Phone:   (212) 713-9451


Signature, Place, and Date of Signing:

   Anna Warshawsky                  NY, NY                      05-16-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


        ITEM 1                 ITEM 2        ITEM 3     ITEM 4     ITEM 5         ITEM 6             ITEM 7          ITEM 8
-------------------------- --------------  ---------  ----------  --------- ---------------------   -------- -----------------------
                                                                                                                VOTING AUTHORITY
                                                                  SHARES OF                SHARED            -----------------------
                                             CUSIP     FAIR MKT   PRINCIPAL Sole  SHARED   OTHER    MANAGERS  Sole     Shared   None
NAME OF ISSUER             TITLE OF CLASS    NUMBER      VAL       AMOUNT   (A)    (B)      (C)                (A)      (B)     (C)
-------------------------- --------------  ---------  ----------  --------- ----  ------   ------   -------- -------   ------   ----
ACTIVCARD S A SPONSORED AD     OTC EQ      00506J107  10,564,774  1,663,744  X                        KENP   1663744
***TV AZTECA SA DE CV          COMMON      901145102   4,498,000    520,000  X                        KENP    520000
ALLEGHENY ENERGY INC           COMMON       17361106  13,949,632    675,200  X                        KENP    675200
ALTRIA GROUP INC               COMMON      02209S103  43,962,155    672,307  X                        KENP    672307
ARMSTRONG WORLD INDUSTRIES     OTC EQ       42476606   2,653,200    160,800  X                        KENP    160800
ARRIS GROUP INC                OTC EQ      04269Q100  13,443,398  1,945,499  X                        KENP   1945499
BERKSHIRE HATHAWAY INC-DEL     COMMON       84670108  16,269,000        187  X                        KENP       187
BIOMET INC                     OTC EQ       90613100   4,221,690    116,300  X                        KENP    116300
BROOKLINE BANCORP INC          OTC EQ      11373M107   1,175,446     78,889  X                        KENP     78889
CENTURY BUSINESS SERVICES      OTC EQ      156490104   5,402,160  1,317,600  X                        KENP   1317600
CERIDIAN CORP                  COMMON      156779100  13,895,750    815,000  X                        KENP    815000
CHURCHILL DOWNS INC            OTC EQ      171484108   3,060,307     77,300  X                        KENP     77300
CITIZENS COMMUNICATIONS CO     COMMON      17453B101  14,363,400  1,110,000  X                        KENP   1110000
DICKS SPORTING GOODS INC       COMMON      253393102   7,691,262    209,400  X                        KENP    209400
DOLLAR THRIFTY AUTOMOTIVE      COMMON      256743105   3,907,376    119,200  X                        KENP    119200
ECHOSTAR COMMUNICATIONS CO     OTC EQ      278762109  21,356,712    730,144  X                        KENP    730144
ERIE INDEMNITY CO-CL A         OTC EQ      29530P102  26,091,793    500,610  X                        KENP    500610
FLEETWOOD ENTERPRISES INC      COMMON      339099103   4,785,000    550,000  X                        KENP    550000
FREESCALE SEMICONDUCTOR IN     COMMON      35687M107   8,610,600    508,000  X                        KENP    508000
GEN PROBE INC                  OTC EQ      36866T103   4,823,620    108,250  X                        KENP    108250
GETTY REALTY CORP NEW          COMMON      374297109   2,797,725    109,500  X                        KENP    109500
GREIF INC                      COMMON      397624107   8,493,992    121,900  X                        KENP    121900
GSI COMMCERCE INC              OTC EQ      36238G102   6,203,505    458,500  X                        KENP    458500
HARMAN INTERNATIONAL           COMMON      413086109   4,378,770     49,500  X                        KENP     49500
HEWLETT PACKARD CO             COMMON      428236103   9,105,100    415,000  X                        KENP    415000
INTERGRAPH CORP                OTC EQ      458683109  65,916,041  2,287,957  X                        KENP   2287957
KERR MCGEE CORP                COMMON      492386107   4,699,800     60,000  X                        KENP     60000
LASERSCOPE                     OTC EQ      518081104   9,522,000    300,000  X                        KENP    300000
NEIGHBORCARE INC               OTC EQ      64015Y104  13,485,479    461,042  X                        KENP    461042
NEXTEL COMMUNICATIONS INC-     OTC EQ      65332V103  37,564,419  1,321,760  X                        KENP   1321760
NOVELIS INC                    COMMON      67000X106  80,801,504  3,686,200  X                        KENP   3686200
NTL INC DEL                    OTC EQ      62940M104  28,364,985    445,500  X                        KENP    445500
ORACLE SYSTEMS CORP            OTC EQ      68389X105  15,646,176  1,253,700  X                        KENP   1253700
PHARMACEUTICAL PRODUCT         OTC EQ      717124101   5,571,750    115,000  X                        KENP    115000
PORTALPLAYER INC               OTC EQ      736187204   5,707,500    250,000  X                        KENP    250000
R R DONNELLEY & SONS CO        COMMON      257867101   4,847,346    153,300  X                        KENP    153300
SEACOR SMIT INC                COMMON      811904101  55,095,300    864,240  X                        KENP    864240
STAAR SURGICAL CO NEW          OTC EQ      852312305     166,175     42,500  X                        KENP     42500
TELEWEST GLOBAL INC            OTC EQ      87956T107  25,701,213  1,444,700  X                        KENP   1444700
TIME WARNER INC                COMMON      887317105   4,703,400    268,000  X                        KENP    268000
TURBOCHEF TECHNOLOGIES INC     COMMON      900006206   5,137,050    345,000  X                        KENP    345000
TXU CORP                       COMMON      873168108  10,265,501    128,915  X                        KENP    128915
UNITEDHEALTH GROUP INC         COMMON      91324P102  10,511,448    110,206  X                        KENP    110206

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                           Subtotals
----------------------------------------------------------------
Value Total                                  Entry Total
----------------------------------------------------------------
639,411,454                                  43
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